Financial Risk Management Objectives and Policies - Summary of Debt Ratio (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Total assets	¥ 284,650	¥ 285,185
Restatement [Member]
Statement [Line Items]
Total liabilities	225,496	212,539
Total assets	¥ 284,650	¥ 285,185
Debt ratio	79.00%	75.00%